Inventories	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Inventories
10. Inventories

TCHF	December 31, 2022	December 31, 2021
Raw material	2,758	2,742
Finished goods	139	366

Gross inventories	2,897	3,108
Valuation allowance	(2,670)	(2,717)

Total	227	391

As of the reporting date, the Company’s inventory is mainly constituted by aviptadil active ingredient valued at acquisition cost of TCHF 2,670. As the aviptadil was manufactured prior to obtaining regulatory approval, the inventory is fully impaired. The remaining inventory consists mainly of active pharmaceutical ingredients and finished products for market supply.